PRIVATE PLACEMENT	6 Months Ended	8 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Founder Spac [Member]
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor and Jefferies have purchased an aggregate of 14,204,375 Private Placement Warrants at a price of $1.00 per warrant, generating total proceeds of $14,204,375 to the Company.

Each Private Placement Warrant is identical to the warrants offered in the Initial Public Offering, except there will be no redemption rights or liquidating distributions from the trust account with respect to Private Placement Warrants, which will expire worthless if the Company does not consummate a Business Combination within the Combination Period.

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor and Jefferies have purchased an aggregate of 14,204,375 Private Placement Warrants at a price of $1.00 per warrant, generating total proceeds of $14,204,375 to the Company.

Each Private Placement Warrant is identical to the warrants offered in the Initial Public Offering, except there will be no redemption rights or liquidating distributions from the trust account with respect to Private Placement Warrants, which will expire worthless if the Company does not consummate a Business Combination within the Combination Period.